Other financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Other financial assets
Schedule of other financial assets

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Receivable from sold equipment	898	649	1,084
Prepayment T-Mobile Netherlands, Mobile site access	—	—	205
VAT receivable, Kazakhstan	—	8	117
Pension funds	110	119	143
Non-current holdings of securities	7	1	1
Restricted bank deposits	—	1	1
Total other financial assets	1,015	778	1,551

Schedule of non-current securities

	Holding (capital/
	votes)	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Estonian Broadband Development Foundation, Estonia	12.5%	1	1	1
TMPL Solutions AB, Sweden	12.1%	6	—	—
Total non-current securities		7	1	1